Related Party Transactions	12 Months Ended
Sep. 30, 2024
Related Party Transactions
Related Party Transactions

16.	Related Party Transactions

Management compensation

Key management compensation comprises the following:

	September 30, 2024	September 30, 2023
Salaries, bonus and other benefits	1,185	764
Share based compensation	969	1,089
	2,154	1,853

Share based compensation includes a portion of options that are granted but have not vested and are valued using the Monte Carlo valuation method. See details in Special Option Grants below:

Personal Guarantees

	September 30, 2024	September 30, 2023
Promissory Note (note 11(b))	519	1,026

Research Lab – Facility Usage Agreement

In May 2021, Electrovaya entered a month-to-month Facility Usage Agreement for the use of space and allocated staff of a third-party research firm providing access to laboratory facilities, primarily for research. The laboratory and pilot plant facilities have certain equipment and permits for research and developments with chemicals. The term of the agreement was for six months and could be terminated by either party upon 90 days notice.

In July 2021, the facility was acquired by an investor group controlled by the family of Dr. Sankar Das Gupta, which includes its CEO, Dr. Rajshekar Das Gupta. The Facility Usage Agreement was not changed on the change of ownership and remains in effect between the Company and the owner, such that the monthly payment of Cdn $25,265 is now made to a related party of Electrovaya.

On June 7, 2023, the Facility Usage Agreement was retroactively extended from January 1, 2023, for an additional three years. The lease has been recognized as a lease liability and corresponding right of use asset.

Special Options Grants

In September 2021, on the recommendation of the Compensation Committee of the Company, a committee composed entirely of independent directors, the Board of Directors of the Company determined that it is advisable and in the best interests of the Company to amend the terms of the compensation of certain key personnel to incentivize future performance, to encourage retention of their services, and to align their interests with those of the Company’s shareholders.

Dr. Sankar Das Gupta was granted 700,000 options which vest in two tranches of 200,000 options and one tranche of 300,000 options, based on reaching specific target market capitalizations. The fair value of these options on the day of grant are calculated using the Monte Carlo method of option valuation and expensed over the mean vesting period in accordance with IFRS 2. The expense of $456 (September 30, 2023: $256) is recorded within stock-based compensation in the consolidated statement of earnings.

Dr. Rajshekar Das Gupta was granted 900,000 options which vest in three tranches of 300,000 options based on reaching specific target market capitalizations. The fair value of these options on the day of issuance is calculated using the Monte Carlo method of option valuation and expensed over the mean vesting period in accordance with IFRS 2. The expense of NIL (September 30, 2023: $248) is recorded within stock-based compensation in the consolidated statement of earnings.

In April 2023, following the suggestion of the Company’s Compensation Committee, consisting entirely of independent directors, the Company’s Board of Directors awarded Dr. Rajshekar Das Gupta a total of 600,000 options. These options will vest in two phases: 300,000 options and 300,000 options, contingent upon achieving certain target market capitalizations. The expense of $512 (September 30, 2023: $260) is recorded within stock-based compensation in the consolidated statement of earnings.

Investment in Sustainable Energy Jamestown LLC

During the year ended September 30, 2022, the Company acquired real estate (land and building) through its common control entity Sustainable Energy Jamestown (“SEJ”), a limited liability company controlled by the major shareholders of the Company. SEJ purchased the land and buildings for $5.1 million financing the purchase with a deposit of $600 and a promissory note of $4.4 million, see note 13 for details. Transaction costs incurred by the Company were $105.

During the year ended September 30, 2023, the Company purchased the membership interest in SEJ from the major shareholders of the Company. The land and buildings comprising the real estate was revalued by $2.7 million, which was recognised in other comprehensive income. The purchase price included a premium of $500 paid to the members of SEJ, who are also majority shareholders of the Company, which was recorded in General and Administrative costs in the consolidated statement of earnings.